Acquisitions (Schedule Of Acquisition Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Acquisitions
Number of acquisitions	3	6	2
Cash consideration (paid and accrued)	$ 389	$ 267	$ 209
Non-cash consideration		3
Contingent consideration		6
Cost of acquired entity, purchase price	$ 389	$ 276	$ 209